Segment Information	12 Months Ended
Dec. 31, 2022
Segment Reporting
Segment Information
16. Segment Information
The information provided to the CODMs is as follows:

	Year Ended December 31,
	2022	2021	2020
eVTOL
Research and development expenses	$(42,892,901)	$(11,207,794)	$(7,583,456)
UATM
Research and development expenses	(7,032,154)	(2,071,986)	(774,587)
Service and Support
Research and development expenses	(1,932,490)	—	—
Total allocated expenses	(51,857,545)	(13,279,780)	(8,358,043)
Unallocated amounts
Selling, general and administrative/New Warrants expenses	(137,632,189)	(4,898,942)	(1,233,876)

Loss from operations	$(189,489,734)	$(18,178,722)	$(9,591,919)